Stockholders' Deficit (Details) - $ / shares		9 Months Ended	12 Months Ended
		Sep. 30, 2018	Dec. 31, 2017
2012 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of option, Outstanding at beginning of year		4,896
Number of options, Granted
Number of options, Outstanding at end of year		4,896	4,896
Number of options, outstanding and exercisable at end of year		4,896
Weighted average exercise price, Outstanding at beginning of year		$ 190.8
Weighted average exercise price, Granted
Weighted average exercise price, Outstanding at end of year		190.8	$ 190.8
Weighted average exercise price, outstanding and exercisable at end of year		$ 190.8
Weighted average remaining contractual life, Outstanding at beginning of year		4 years 10 months 10 days
Weighted average remaining contractual life, outstanding and exercisable at end of year		4 years 1 month 9 days
2012 Plan [Member] | Employees and directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of option, Outstanding at beginning of year			4,896
Number of options, Granted
Number of options, outstanding and exercisable at end of year			4,896
Weighted average exercise price, Outstanding at beginning of year			$ 0.33
Weighted average exercise price, Granted
Weighted average exercise price, outstanding and exercisable at end of year			$ 0.33
Weighted average remaining contractual life, Outstanding at beginning of year			3 years 10 months 10 days
Weighted average remaining contractual life, outstanding and exercisable at end of year			4 years 10 months 10 days
2015 Wize Israel's Plan [Member] | Employees and directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of option, Outstanding at beginning of year			109,659
Number of options, Exercised	[1]		(31,439)
Number of options, Expired (see Note 12f)			(78,220)
Number of options, Outstanding at end of year
Weighted average exercise price, Outstanding at beginning of year			$ 3.7
Weighted average exercise price, Exercised	[1]		0.82
Weighted average exercise price, Expired (see Note 12f)
Weighted average exercise price, Outstanding at end of year
Weighted average remaining contractual life, Outstanding at beginning of year			2 years 1 month 27 days

[1]	On October 26, 2017 (prior to the merger transaction as described in Note 1d), the chairman of the Board of Directors of Wize Israel ("Chairman") exercised 25,904 stock options into 25,904 ordinary shares of Wize Israel at an exercise price per share of NIS 2.89 (approximately $0.82) for a total amount of $21. On November 8, 2017, the Chairman exercised additional 5,535 stock options into 5,535 ordinary shares of Wize Israel on a cashless exercise basis.